COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 4 - COMMITMENTS AND CONTINGENCIES

License Agreements

In the second quarter of 2009, the Company renegotiated three of its cardiac imaging licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization,

FluoroPharma is required to make specified milestone payments and royalties on commercial sales. Effective June 21, 2011, MGH extended the capital raise requirement through the second quarter of 2011, which requirement the Company met with the closing of a private placement offering in May 2011.

In the fourth quarter of 2011, the Company further renegotiated the exclusive technology license.  The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. In accordance with the terms of the license, the Company is required to pay MGH an annual license maintenance fee of $30,000. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales.

The Company is current with all stipulated obligations and milestones under the cardiac imaging license agreement and the agreement remains in full force and effect. The Company believes that it maintains a good relationship with MGH and will be able to obtain waivers or extension of our obligations under the license agreement, should the need arise. If MGH were to refuse to provide the Company with a waiver or extension of any our obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on the Company as it may be unable to commercialize products without exclusivity and would lose its competitive edge for portions of the patent portfolio.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Clinical Research Services Agreement

On September 7, 2012, the Company entered into a Clinical Research Services Agreement (“Agreement”) with SGS Life Science Services (“SGS”), a company with its registered offices in Belgium, for clinical research services relating to the Company’s CardioPET Phase II study. In March 2012 the Company had signed a Letter of Intent (“LOI”) that provided for the pre-payment of $290,271 for the start up services. The Agreement provides for the payment of an aggregate compensation of $346,234 to SGS payable subject to a schedule of milestones relating to the progress of the clinical trial. All fees paid by the Company for the start-up services have been credited to fees provided for in the definitive contract. Immediately before entry into the LOI, the Company engaged FGK Representative Service GmbH to serve as the Company’s sponsor in compliance with the laws governing clinical trials conducted in the European Union.  The Agreement ensures that a Phase II trial can begin upon production validation.

Executive Employment Contract

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Lease Agreement

In July 2011, the Company entered into a three-year lease for office space which commenced May 1, 2012 and expires on April 30, 2015. The annual minimum lease payments over this three-year period for this office space are $45,600 per year. In conjunction with this agreement, the Company paid $5,700 as a security deposit and an additional $25,171 for leasehold improvements. The future minimum lease payments through April 30, 2015 are as follows:

Year ending December 31,:

2012	$7,800
2013	45,600
2014	45,600
2015	15,200
$114,200

Legal Contingencies

The Company may occasionally become subject to legal proceedings and claims that arise in the ordinary course of its business.  It is impossible to predict with any certainty the outcome of any disputes that may arise, and the Company cannot predict whether any liability arising from claims and litigation will be material in relation to the Company’s financial position or results of operations.  As of September 30, 2012, the Company had no such proceedings or claims.

License Agreements

In the second quarter of 2009, the Company renegotiated three of its technology licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales. Effective June 21, 2011, MGH extended the capital raise requirement through the second quarter of 2011, which requirement the Company met with the closing of a private placement offering in May 2011.

In the fourth quarter of 2011, the company further renegotiated the exclusive technology license.  The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales.

We are current with all stipulated obligations and milestones under the License agreement and the agreement remains in full force and effect. We believe that we maintain a good relationship with MGH and will be able to obtain waivers or extension of our obligations under the license agreement, should the need arise. If MGH were to refuse to provide us with a waiver or extension of any our obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on our business as we may be unable to commercialize products without exclusivity and we would lose our competitive edge for portions of our patent portfolio.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Executive Employment Contracts

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Lease agreement

In July 2011, the Company entered into a three-year lease for office space which commences May 1, 2012 and expires on April 30, 2015. The annual minimum lease payments over this three-year period for this office space are $45,600 per year plus common area costs. In conjunction with this agreement, the Company paid $5,700 as a security deposit and an additional $11,288 for leasehold improvements. The future minimum lease payments through April 30, 2015 are as follows:

Year ending December 31,
2011	$ -
2012	30,400
2013	45,600
2014	45,600
2015	15,200
136,800

Legal Contingencies

We may occasionally become subject to legal proceedings and claims that arise in the ordinary course of our business.  It is impossible for us to predict with any certainty the outcome of any disputes that may arise, and we cannot predict whether any liability arising from claims and litigation will be material in relation to our financial position or results of operations.  As of December 31, 2011 the Company had no such proceedings or claims.